CONVERTIBLE DEBT FACILITY - Disclosure of assumptions used in valuation model and resulting fair value of embedded derivatives (Details) - Convertible facility - derivative component [Member]		12 Months Ended
	Aug. 04, 2022 Price_per_Share Rate $ / shares	Dec. 31, 2023 Price_per_Share Rate $ / shares	Dec. 31, 2022 Price_per_Share Rate $ / shares
Disclosure of detailed information about borrowings [line items]
Maturity date	August 4, 2025	August 4, 2025	August 4, 2025
Exchange rate (USD$ to CAD$)	1.2854	1.3226	1.3544
Share price	1.65	1.05	1.58
Expected volatility	56.30%	61.30%	53.40%
Dividend yield
Annual interest rate	8.75%	9.25%	8.75%
Conversion price | $ / shares	$ 2.3728	$ 1.73425	$ 2.25193
Conversion price cap | Price_per_Share	3.63037	2.60138	3.44543
Credit spread	12.62%	10.75%	13.94%
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Risk-free rate	2.26%	5.24%	4.24%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Risk-free rate	3.05%	4.33%	4.29%